Cost of sales - Schedule of crude oil fluctuation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Crude oil stock at beginning of year (Note 19)	$ 5,222
Less: Crude oil stock at end of year (Note 19)	(4,722)	$ (5,222)
Crude oil stock fluctuation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Crude oil stock at beginning of year (Note 19)	5,222	6,127	$ 3,032
Less: Crude oil stock at end of year (Note 19)	(4,722)	(5,222)	(6,127)
Total Crude oil stock fluctuation	$ 500	$ 905	$ (3,095)